Share Capital - Summary of Share Capital (Parenthetical) (Detail) ¥ / shares in Units, ¥ in Millions	Nov. 30, 2022 CNY (¥) ¥ / shares shares	Aug. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Aug. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Oct. 31, 2020 $ / shares
Disclosure of classes of share capital [line items]
Issued capital			¥ 18,121		¥ 16,948
Non-public Issuance of A shares and H shares [member]
Disclosure of classes of share capital [line items]
Issuance price per share | $ / shares						$ 100
Issued capital	¥ 804	¥ 369
Share premium	¥ 3,693	¥ 1,180
Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital			3,257		2,453
Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital			¥ 14,864		¥ 14,495
A Shares (par value RMB1.00 per share) owned by CSAH [Member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			3,257,005,885		2,453,434,457
Issuance price per share | ¥ / shares			¥ 1		¥ 1
A Shares (par value RMB1.00 per share) owned by CSAH [Member] | Tradable [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			6,147,463,051		6,147,463,051
Issuance price per share | ¥ / shares			¥ 1		¥ 1
A Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			4,072,426,466		4,072,395,671
Issuance price per share | ¥ / shares			¥ 1		¥ 1
Issued capital			¥ 4,073		¥ 4,073
H Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			4,643,997,308		4,275,144,849
Issuance price per share | ¥ / shares			¥ 1		¥ 1
Issued capital			¥ 4,644		¥ 4,275
Twenty Twenty Two A Shares [Member]
Disclosure of classes of share capital [line items]
Issuance price per share | ¥ / shares	¥ 5.6
CSAH [member] | Non-public Issuance of A shares and H shares [member]
Disclosure of classes of share capital [line items]
Lock-up period		36 months
CSAH [member] | Twenty Twenty Two A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	803,571,428	368,852,459
Issuance price per share | $ / shares				$ 4.88
Lock-up period	36 months